Related Party Transactions (Details) (Directors and Officers [Member], USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Directors and Officers [Member]
Related Party Transaction [Line Items]
Consulting fees incurred to directors and officers	$ 297,190	$ 191,742
Payable to officer/director for consulting fee and various expenses	$ 322,419